Revenue	9 Months Ended
Sep. 30, 2022
Revenue.
Revenue

11. Revenue

Eli Lilly

In September 2021, the Company entered into a global licensing and research collaboration with Eli Lilly and Company (‘Eli Lilly’) focused on the discovery, development, and commercialization of potential new medicines for genetic disorders in the liver and nervous system. ProQR and Eli Lilly use ProQR’s proprietary Axiomer® RNA editing platform to progress new drug targets toward clinical development and commercialization.

Under the terms of the agreement, ProQR received an upfront payment and equity consideration, and is eligible to receive milestone payments and royalties on the net sales of any resulting products. In September 2021, the Company issued 3,989,976 shares to Eli Lilly, resulting in net proceeds of € 23,223,000. This amount included a price premium of € 2,144,000, which was determined to be part of the transaction price and as such was initially recognized as deferred revenue. An up-front payment of € 17,651,000 was received in October 2021.

With regard to its collaboration with Eli Lilly, the Company concluded as follows:

●	There is one single performance obligation under IFRS 15, which is the transfer of a license combined with the performance of research and development activities. The Company concluded that the license is not capable of being distinct and is not distinct in the context of the contract.
●	The transaction price of this agreement currently only includes fixed parts, consisting of an up-front fee and an equity component. The agreement also contains variable parts, but those are not yet included in the transaction price. Milestone payments will only be included to the extent that it is highly probable that a significant reversal in the amount of cumulative revenue recognized will not occur when the uncertainty associated with the milestones is subsequently resolved. Sales-based milestones and sales-based royalties will be included as the underlying sales occur.
●	The Company recognizes revenue over time, using an input method that estimates the satisfaction of the performance obligation as the percentage of labor hours incurred compared to the total estimated labor hours required to complete the promised services.

Yarrow Biotechnology

In May 2021, the Company entered into an exclusive worldwide license and discovery collaboration for an undisclosed target with Yarrow Biotechnology, Inc. (“Yarrow”). Under the terms of the agreement, ProQR received an upfront payment, equity consideration and reimbursement for ongoing R&D services. ProQR is also eligible to receive milestone payments and royalties on the net sales of any resulting products. In May 2021, ProQR received an up-front payment of € 419,000 and 8% of the shares of Yarrow’s common stock (see Note 15), which was subsequently diluted to 5.1%. In 2022, ProQR was also entitled to receive reimbursements for R&D services performed amounting to € 272,000 (2021: € 178,000).

With regard to its collaboration with Yarrow, the Company concluded as follows:

●	There is one single performance obligation under IFRS 15, which is the transfer of a license combined with the performance of research and development activities. The Company concluded that the license is not capable of being distinct and is not distinct in the context of the contract.
●	The transaction price of this agreement currently includes both fixed and variable parts. The fixed part consists of an up-front fee and an equity component. The variable part consists of a cost reimbursement for research and development activities. The agreement also contains other variable parts, but those are not yet included in the transaction price. Milestone payments will only be included to the extent that it is highly probable that a significant reversal in the amount of cumulative revenue recognized will not occur when the uncertainty associated with the milestones is subsequently resolved. Sales-based milestones and sales-based royalties will be included as the underlying sales occur.
●	The Company recognizes revenue over time, using an input method that estimates the satisfaction of the performance obligation as the percentage of labor hours incurred compared to the total estimated labor hours required to complete the promised services.

The Yarrow collaboration was terminated in Q3 2022.

	Nine month period
	ended September 30,

	2022	2021
	€ 1,000	€ 1,000

Eli Lilly collaboration revenue	2,858	161
Yarrow collaboration revenue	357	954
	3,215	1,115

The revenues relating to providing IP licenses and research and development services under the Company’s collaboration agreements have no directly associable cost of sales. Costs incurred to fulfill the associated performance obligations are recognized in research and development expenses, due to their being part of the Company’s primary activities of biopharmaceutical research and development.